Basis of presentation and accounting policies - Inframerica Concessionaria do Aeroporto de Brasilia S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Non-current assets	$ 3,374,600	$ 3,312,536
Current assets	507,643	532,742
Total assets	3,882,243	3,845,278
Non-current liabilities	2,121,327	2,172,030
Current liabilities	562,302	450,551
Total liabilities	2,683,629	2,622,581
Equity	1,198,614	1,222,697	$ 797,142	$ 803,324
Revenue	1,558,640	1,426,145	1,575,153
Gross profit	420,215	454,720	545,170
Operating income	223,635	298,974	369,149
Financial Results	(207,023)	(291,326)	(239,492)
Share of income in associates	(5,353)	(4,146)	(15,841)
Income tax expense	17,079	14,101	46,925
Net loss	(5,820)	(10,599)	66,891
Other comprehensive loss for the year	(25,020)	(248,585)	(25,135)
Total comprehensive loss for the year	(30,840)	(259,184)	$ 41,756
Inframerica Concessionaria do Aeroporto de Brasilia S.A. ("ICAB")
Disclosure of subsidiaries [line items]
Non-current assets	1,022,213	1,114,656
Current assets	42,369	38,807
Total assets	1,064,581	1,153,463
Non-current liabilities	972,476	1,036,857
Current liabilities	121,564	99,566
Total liabilities	1,094,040	1,136,423
Equity	(29,459)	17,040
Revenue	102,438	107,359
Gross profit	23,069	20,905
Operating income	12,592	4,188
Financial Results	(112,933)	(113,639)
Share of income in associates	0	0
Income tax expense		41,989
Net loss	(100,341)	(67,462)
Other comprehensive loss for the year	(2,307)	(10,552)
Total comprehensive loss for the year	(102,648)	(78,014)
Dividends paid	0	0
Increase/(decrease) in cash
(Used in) /Provided by operating activities	(34,947)	42,185
Used in investing activities	(106)	(344)
Provided by /(Used in) financing activities	$ 43,286	$ (30,561)